Off balance sheet commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	€ 1,067
Irrevocable purchase commitments given	6,726
Irrevocable purchase commitments received	(648)
Research and development license agreements - commitments related to R&D and other commitments	784	€ 954
Research and development license agreements - potential milestone payments	3,040	3,241
Total - net commitments given (g)	10,969
Commitments related to research and development payments contingent upon attainment of sales targets	10,600	9,900
Cumulative development costs incurred	6,600
Commitments related to collaboration, discovery, development and commercialization agreements	3,200	2,400
Less than 1 year
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	31
Irrevocable purchase commitments given	3,478
Irrevocable purchase commitments received	(188)
Research and development license agreements - commitments related to R&D and other commitments	500
Research and development license agreements - potential milestone payments	203
Total - net commitments given (g)	4,024
From 1 to 3 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	91
Irrevocable purchase commitments given	1,465
Irrevocable purchase commitments received	(115)
Research and development license agreements - commitments related to R&D and other commitments	264
Research and development license agreements - potential milestone payments	936
Total - net commitments given (g)	2,641
From 3 to 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	122
Irrevocable purchase commitments given	646
Irrevocable purchase commitments received	(95)
Research and development license agreements - commitments related to R&D and other commitments	9
Research and development license agreements - potential milestone payments	876
Total - net commitments given (g)	1,558
More than 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	823
Irrevocable purchase commitments given	1,137
Irrevocable purchase commitments received	(250)
Research and development license agreements - commitments related to R&D and other commitments	11
Research and development license agreements - potential milestone payments	1,025
Total - net commitments given (g)	2,746
Suppliers
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given		6,549
Irrevocable purchase commitments received		175
Joint ventures
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given	€ 1,150
Infraserv GmbH & Co. Höchst KG | Antibodies collaboration agreement
Disclosure Of Off Balance Sheet Commitments [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit	10.00%
Percentage of cumulative development costs reimbursed	50.00%
Commitments Received For Development Costs	€ 2,700	2,500
Funded by Sanofi [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage Of Cumulative Development Costs	100.00%
Cumulative development costs incurred	€ 3,500
Partially Funded [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage Of Cumulative Development Costs	80.00%
Cumulative development costs incurred	€ 3,100
Infraserv GmbH & Co. Höchst KG | Partially Funded [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage Of Cumulative Development Costs	20.00%
Sanofi Belgium
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements	€ 1,100	900
Major business combination | Impact Biomedicines | Celgene Corporation
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements	€ 500	€ 600